Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2016
Registrant Name	TURNER FUNDS
Central Index Key	0001006783
Amendment Flag	false
Document Creation Date	Jan. 27, 2017
Document Effective Date	Jan. 27, 2017
Prospectus Date	Jan. 27, 2017
TURNER MIDCAP GROWTH FUND | Retirement
Prospectus:
Trading Symbol	TMIIX
TURNER MIDCAP GROWTH FUND | Investor
Prospectus:
Trading Symbol	TMGFX
TURNER MIDCAP GROWTH FUND | Institutional
Prospectus:
Trading Symbol	TMGEX
TURNER SMALL CAP GROWTH FUND | Investor
Prospectus:
Trading Symbol	TSCEX
Institutional and Investor Class Prospectus | Turner Titan Long/Short Fund | Institutional
Prospectus:
Trading Symbol	TSPEX
Institutional and Investor Class Prospectus | Turner Titan Long/Short Fund | Investor
Prospectus:
Trading Symbol	TSPCX
Class C Prospectus | Turner Titan Long/Short Fund | Class C Shares
Prospectus:
Trading Symbol	TSCCX